UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21145
                  ---------------------------------------------

                            Fresco Index Shares funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
--------------------------------------------------------------------------------
               (Address of principal executive offices) (zip code)

                            Cynthia Lo Bessette, Esq.
                            Associate General Counsel
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:

                              Stuart Strauss, Esq.
                             Mayer Brown Rowe & Maw
                                  1675 Broadway
                          New York, New York 10019-5820

                           Stephanie M. Nichols, Esq.
                       State Street Bank and Trust Company
                          One Federal Street, 9th Floor
                                Boston, MA 02110

              Registrant's telephone number, including area code: 212-882-5000

Date of fiscal year end:  September 30, 2003

Date of reporting period:  March 31, 2003

Item 1.  Reports to Stockholders.

[LOGO] UBS
       Global Asset Management

       Fresco Dow Jones STOXX 50 Fund
       Fresco Dow Jones EURO STOXX 50 Fund

       Semiannual Report

       March 31, 2003

Fresco Dow Jones STOXX 50 Fund

May 15, 2003

Dear Shareholder,

We present you with the semiannual report for Fresco Dow Jones STOXX 50 Fund. This report covers the period since the Fund's inception on October 15, 2002 through March 31, 2003.

Performance Review

Fresco Dow Jones STOXX 50 Fund uses a passive management strategy designed to track (before expenses) the performance of the Dow Jones STOXX 50 Index. Since its inception on October 15, 2002 through March 31, 2003, the Fund's net asset value return--a decline of 8.72%--closely matched the 8.68% decline of the Index over the same time period. (For more on the Fund's performance, refer to "Performance At A Glance" on page 4. Please note that the returns shown do not reflect your individual tax circumstances, broker's commission, or other transaction charges.)

An Interview with Portfolio Manager David Hobbs

Q. How did the markets perform over the period?

A. The European equity markets were highly volatile during the reporting period.

   From the Fund's inception through the end of November 2002, European stock prices rallied, following generally poor performance during the first three quarters of 2002. The rally was largely due to encouraging economic data and revived hopes for an economic rebound in 2003. The best performing sectors were those closely tied to an economic recovery, in particular, information technology and financial stocks. Conversely, more defensive areas of the market, such as noncyclical consumer goods, lagged the overall market.

   The market's gains were short-lived, however, and they reverted to their downward trend from December 2002 through the end of March 2003. The anticipation and eventual war in Iraq, saber rattling in North Korea, fears of

--------------------------------------------------------------------------------
Fresco Dow Jones
STOXX 50 Fund

Investment Goal:

To replicate as closely as possible, before expenses, the price and yield of the Dow Jones STOXX 50 Index.

Portfolio Manager:

David Hobbs

Subadvisor:

UBS Global Asset Management International Ltd.

Commencement:

October 15, 2002

NYSE Symbol:

FEU
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Fresco Dow Jones STOXX 50 Fund

   terrorist attacks, rising unemployment, and weak consumer and corporate spending all served to drag the markets lower. Additionally, a strong euro hurt European exporters.

   With fears mounting that a double-dip recession was possible, the European Central Bank (ECB) cut interest rates by one-half of a percentage point in December 2002. The Bank of England's Monetary Policy Committee surprised the market by cutting rates to 3.75% in February 2003--a 48-year low. To further stimulate growth, the ECB instituted another one-quarter of a percentage point rate cut in March 2003.

Q. How did the sectors in the Index perform over the period?

A. During the reporting period, not one of the 15 sectors included in the Dow Jones STOXX 50 Index generated positive returns. The weakest performance came from the insurance, financial services, utilities and automobile sectors.

Q. Can you tell us about individual stock performance?

A. In terms of individual stocks, 46 out of 50 in the Index posted negative returns. Insurance and banking companies were among the worst performers, including Muenchener Rueckver (0.3%), Allianz (0.5%), Aegon (0.5%), Lloyds (1.4%) and ING Group (1.0%).* Suez (0.6%),* a Paris-based operator of electricity, natural gas, water and waste management, also generated weak results. Rumors of accounting problems and large write-offs on Suez's stock holdings and some emerging market businesses resulted in a substantial net loss during 2002.

   Vodafone Group (6.2%) and Assicurazioni Generali (1.2%) were among the small handful of companies in the Index posting positive returns during the period.* Vodafone provides mobile telecommunications services, including cellular, radio, paging, pocket radio and value-added network services. After a sharp and sustained decline, its share price rallied during the period as investors became more optimistic about its long-term prospects. Assicurazioni Generali is an insurance company based in Italy. Following a difficult year in 2002, the company's earnings rose early in 2003.

* Weightings represent percentages of net assets as of March 31, 2003. The Fund's composition will differ over time.


--------------------------------------------------------------------------------
2

Fresco Dow Jones STOXX 50 Fund

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on Fresco Index Shares Funds,** please contact your financial advisor, or visit us at www.frescoshares.com.

Sincerely,

Joseph LaCorte
President
Fresco Dow Jones STOXX 50 Fund
Managing Director
UBS Global Asset Management (US) Inc.

David Hobbs
Portfolio Manager
Fresco Dow Jones STOXX 50 Fund
Head of Passive Management
UBS Global Asset Management International Ltd.

This letter is intended to assist shareholders in understanding how the Fund performed since its inception on October 15, 2002 through March 31, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.

** Please see the prospectus for a more detailed discussion of the risks, charges and expenses and other matters of interest associated with Fresco Index Shares Funds. Please read it carefully before investing.


--------------------------------------------------------------------------------

Fresco Dow Jones STOXX 50 Fund

Performance At A Glance

Total Returns as of 3/31/03

Net Asset Value Returns*                                      Since Inception(o)
================================================================================
Fresco Dow Jones STOXX 50 Fund                                      -8.72%
--------------------------------------------------------------------------------
 After Tax Held**                                                   -9.01
--------------------------------------------------------------------------------
 After Tax Post-Liquidation**                                       -5.34
--------------------------------------------------------------------------------
Dow Jones STOXX 50 Index                                            -8.68
--------------------------------------------------------------------------------

Market Price Returns*                                         Since Inception(o)
================================================================================
Fresco Dow Jones STOXX 50 Fund                                      -9.03%
--------------------------------------------------------------------------------
 After Tax Held**                                                     N/A
--------------------------------------------------------------------------------
 After Tax Post-Liquidation**                                         N/A
--------------------------------------------------------------------------------
Dow Jones STOXX 50 Index                                            -8.68
--------------------------------------------------------------------------------

(o) Inception: since commencement of issuance on October 15, 2002. For purposes of this illustration, since inception index performance is shown as of the inception date of the Fund. Also, because the first trading day of the Fund followed its inception date, NAV is used to calculate market price returns prior to the start of trading.

* Net asset value is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the change in the NAV per share, plus any dividends or distributions, of the Fund. Market price returns are based upon the market closing price at 4:00 PM Eastern time for purchases and sales of shares of the Fund, plus any dividends, or distributions, and do not represent the returns you would receive if you traded shares at other times.

** After tax held returns represent return after taxes on distributions and assumes that Fresco Index Shares have not been sold. After tax post-liquidation returns represent the return after taxes on distributions and the sale of Fresco Index shares. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold Fresco Index shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance results assume reinvestment of all dividends and capital gains and are shown net of fees and expenses. The investment return and principal value of an investment will fluctuate so that the Fund's shares, when redeemed or otherwise sold, may be worth more or less than their original cost. Broker commissions payable on secondary market transactions will reduce returns. Total returns for periods of one year or less have not been annualized.

Performance information for the Dow Jones STOXX 50 Index assumes reinvestment of all income and excludes management fees, expenses and transactions costs, including brokerage commissions. The Index is unmanaged and not available for direct investment. The Index value is determined on the basis of Euros while the Fund's net asset value is determined on the basis of US dollars.

Past performance does not guarantee future results.


--------------------------------------------------------------------------------
4

Fresco Dow Jones STOXX 50 Fund

Portfolio Statistics

Characteristics*                                                        3/31/03
================================================================================
Net Assets (mln)                                                         $27.6
--------------------------------------------------------------------------------

Top Five Sectors*                                                       3/31/03
================================================================================
Banks                                                                     24.6%
--------------------------------------------------------------------------------
Energy                                                                    20.6%
--------------------------------------------------------------------------------
Healthcare                                                                15.0%
--------------------------------------------------------------------------------
Telecommunications                                                        11.7%
--------------------------------------------------------------------------------
Food & Beverages                                                           7.4%
--------------------------------------------------------------------------------
  Total                                                                   79.3%
================================================================================

Top Ten Holdings*                                                       3/31/03
================================================================================
BP PLC                                                                     7.2%
--------------------------------------------------------------------------------
Vodafone Group PLC                                                         6.2%
--------------------------------------------------------------------------------
HSBC Holdings PLC                                                          5.6%
--------------------------------------------------------------------------------
GlaxoSmithKline PLC                                                        5.4%
--------------------------------------------------------------------------------
Novartis AG                                                                4.6%
--------------------------------------------------------------------------------
Total Fina Elf SA                                                          4.4%
--------------------------------------------------------------------------------
Royal Dutch Petroleum Co.                                                  4.3%
--------------------------------------------------------------------------------
Nestle SA                                                                  4.0%
--------------------------------------------------------------------------------
Nokia Oyj                                                                  3.4%
--------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                           3.1%
--------------------------------------------------------------------------------
  Total                                                                   48.2%
================================================================================

* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is passively managed and its composition will vary over time.


--------------------------------------------------------------------------------

Fresco Dow Jones EURO STOXX 50 Fund

Dear Shareholder, May 15, 2003

We present you with the semiannual report for Fresco Dow Jones EURO STOXX 50 Fund. This report covers the period since the Fund's inception on October 15, 2002 through March 31, 2003.

Performance Review

Fresco Dow Jones EURO STOXX 50 Fund uses a passive management strategy designed to track (before expenses) the performance of the Dow Jones EURO STOXX 50 Index. Since its inception on October 15, 2002 through March 31, 2003, the Fund's net asset value return--a decline of 8.52%--closely matched the 8.44% decline of the Index over the same time period. (For more on the Fund's performance, refer to "Performance At A Glance" on page 9. Please note that the returns shown do not reflect your individual tax circumstances, broker's commission, or other transaction charges.)

An Interview with Portfolio Manager David Hobbs

Q. How did the European markets perform over the period?

A. The European equity markets were highly volatile during the reporting period.

   From the Fund's inception through the end of November 2002, European stock prices rallied, following generally poor performance during the first three quarters of 2002. The rally was largely due to encouraging economic data and revived hopes for an economic rebound in 2003. The best performing sectors were those closely tied to an economic recovery, in particular, information technology and financial stocks. Conversely, more defensive areas of the market, such as noncyclical consumer goods, lagged the overall market.

--------------------------------------------------------------------------------
Fresco Dow Jones
EURO STOXX 50 Fund

Investment Goal:

To replicate as closely as possible, before expenses, the price and yield of the Dow Jones EURO STOXX 50 Index.

Portfolio Manager:

David Hobbs

Subadvisor:

UBS Global Asset Management International Ltd.

Commencement:

October 15, 2002

NYSE Symbol:

FEU
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
6

Fresco Dow Jones EURO STOXX 50 Fund

   The market's gains were short-lived, however, and they reverted to their downward trend from December 2002 through the end of March 2003. The anticipation and eventual war in Iraq, saber rattling in North Korea, fears of terrorist attacks, rising unemployment, and weak consumer and corporate spending all served to drag the markets lower. Additionally, a strong euro hurt European exporters.

   With fears mounting that a double-dip recession was possible, the European Central Bank (ECB) cut interest rates by one-half of a percentage point in December 2002. The Bank of England's Monetary Policy Committee surprised the market by cutting rates to 3.75% in February 2003--a 48-year low. To further stimulate growth, the ECB instituted another one-quarter of a percentage point rate cut in March 2003.

Q. What sectors did well over the period?

A. During the reporting period, only two of the 15 sectors included in the EURO STOXX 50 Index generated positive returns: technology and telecommunications, which rallied after a prolonged and severe downturn. (Nonetheless, both sectors remain well off the peaks they established several years ago.) A number of sectors generated very weak returns, including noncyclical goods services, insurance, financial services and healthcare.

Q. What can you tell us about individual stock performance?

A. In terms of individual stocks, 41 of the 50 in the Index generated negative returns. Among the weakest performers was Ahold (0.3%),* a Netherlands-based operator of supermarkets and other retail formats with operations in the US, Europe, Latin America and Asia. Its stock fell on news that the firm had artificially boosted earnings by inflating supplier rebates. Insurance and financial firms Muenchener Rueckver (0.6%), Allianz (0.9%), ING Group (1.9%) and Aegon (0.9%) also posted poor results during the period.* This was due, in part, to the weak investment environment and because of company-specific issues.

   Conversely, several stocks registered strong returns, including France Telecom (1.1%) and Alcatel (0.7%).* France Telecom provides telecommunications services in France and throughout the world. It is also France's largest mobile telecommunications service provider. Investors reacted positively to the company's turnaround efforts as its lower operating and capital expenditures helped it to generate an operating cash flow of 3.1 billion euros during the first

* Weightings represent percentages of net assets as of March 31, 2003. The Fund's composition will differ over time.


--------------------------------------------------------------------------------

Fresco Dow Jones EURO STOXX 50 Fund

quarter of 2003, versus 1.9 billion euros a year earlier. Alcatel is Europe's top telecom equipment vendor in terms of sales, and is headquartered in France. Alcatel's stock rose sharply as the company narrowed its operating losses by improving operations at its fixed and mobile communications units.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on Fresco Index Shares Funds,** please contact your financial advisor, or visit us at www.frescoshares.com.

Sincerely,

Joseph LaCorte
President
Fresco Dow Jones EURO STOXX 50 Fund
Managing Director
UBS Global Asset Management (US) Inc.

David Hobbs
Portfolio Manager
Fresco Dow Jones EURO STOXX 50 Fund
Head of Passive Management
UBS Global Asset Management International Ltd.

This letter is intended to assist shareholders in understanding how the Fund performed since its inception on October 15, 2002 through March 31, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.

** Please see the prospectus for a more detailed discussion of the risks, charges and expenses and other matters of interest associated with Fresco Index Shares Funds. Please read it carefully before investing.


--------------------------------------------------------------------------------
8

Fresco Dow Jones EURO STOXX 50 Fund

Performance At A Glance

Total Returns as of 3/31/03

Net Asset Value Returns*                                      Since Inception(o)
================================================================================
Fresco Dow Jones EURO STOXX 50 Fund                                 -8.52%
--------------------------------------------------------------------------------
 After Tax Held**                                                   -8.57
--------------------------------------------------------------------------------
 After Tax Post-Liquidation**                                       -5.23
--------------------------------------------------------------------------------
Dow Jones EURO STOXX 50 Index                                       -8.44
--------------------------------------------------------------------------------

Market Price Returns*                                         Since Inception(o)
================================================================================
Fresco Dow Jones EURO STOXX 50 Fund                                 -9.08
--------------------------------------------------------------------------------
 After Tax Held**                                                     N/A
--------------------------------------------------------------------------------
 After Tax Post-Liquidation**                                         N/A
--------------------------------------------------------------------------------
Dow Jones EURO STOXX 50 Index                                       -8.44
--------------------------------------------------------------------------------

(o) Inception: since commencement of issuance on October 15, 2002. For purposes of this illustration, since inception index performance is shown as of the inception date of the Fund. Also, because the first trading day of the Fund followed its inception date, NAV is used to calculate market price returns prior to the start of trading.

* Net asset value is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the change in the NAV per share, plus any dividends or distributions, of the Fund. Market price returns are based upon the market closing price at 4:00 PM Eastern time for purchases and sales of shares of the Fund, plus any dividends or distributions, and do not represent the returns you would receive if you traded shares at other times.

** After tax held returns represent return after taxes on distributions and assumes that Fresco Index Shares have not been sold. After tax post-liquidation returns represent the return after taxes on distributions and the sale of Fresco Index shares. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold Fresco Index shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance results assume reinvestment of all dividends and capital gains and are shown net of fees and expenses. The investment return and principal value of an investment will fluctuate so that the Fund's shares, when redeemed or otherwise sold, may be worth more or less than their original cost. Broker commissions payable on secondary market transactions will reduce returns. Total returns for periods of one year or less have not been annualized.

Performance information for the Dow Jones EURO STOXX 50 Index assumes reinvestment of all income and excludes management fees, expenses and transactions costs, including brokerage commissions. The Index is unmanaged and not available for direct investment. The Index value is determined on the basis of Euros while the Fund's net asset value is determined on the basis of US dollars.

Past performance does not guarantee future results.


--------------------------------------------------------------------------------

Fresco Dow Jones EURO STOXX 50 Fund

Portfolio Statistics

Characteristics*                                                        3/31/03
================================================================================
Net Assets (mln)                                                        $148.0
--------------------------------------------------------------------------------

Top Five Sectors*                                                       3/31/03
================================================================================
Energy                                                                    20.4%
--------------------------------------------------------------------------------
Banks                                                                     17.1%
--------------------------------------------------------------------------------
Telecommunications                                                        10.7%
--------------------------------------------------------------------------------
Technology                                                                10.0%
--------------------------------------------------------------------------------
Insurance                                                                  7.9%
--------------------------------------------------------------------------------
  Total                                                                   66.1%
================================================================================

Top Ten Holdings*                                                       3/31/03
================================================================================
Total Fina Elf SA                                                          8.0%
--------------------------------------------------------------------------------
Royal Dutch Petroleum Co.                                                  7.8%
--------------------------------------------------------------------------------
Nokia Oyj                                                                  6.1%
--------------------------------------------------------------------------------
Telefonica SA                                                              4.1%
--------------------------------------------------------------------------------
Eni SpA                                                                    3.2%
--------------------------------------------------------------------------------
Siemens AG                                                                 3.1%
--------------------------------------------------------------------------------
Unilever NV                                                                3.1%
--------------------------------------------------------------------------------
BNP Paribas SA                                                             3.1%
--------------------------------------------------------------------------------
Aventis SA                                                                 2.8%
--------------------------------------------------------------------------------
Banco Santander Central Hispano SA                                         2.8%
--------------------------------------------------------------------------------
  Total                                                                   44.1%
================================================================================

* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is passively managed and its composition will vary over time.


--------------------------------------------------------------------------------
10

Fresco Dow Jones STOXX 50 Fund

Portfolio of Investments -- March 31, 2003 (unaudited)

                                                       Shares            Value
================================================================================
Common Stocks--99.96%
Belgium--0.75%
Financial Services--0.75%
Fortis(1)                                              16,036         $  206,979
--------------------------------------------------------------------------------
Finland--3.36%
Technology--3.36%
Nokia Oyj(1)                                           67,176            927,882
--------------------------------------------------------------------------------
France--9.63%
Banks--1.72%
BNP Paribas SA                                         11,846            474,332
--------------------------------------------------------------------------------
Energy--4.41%
Total Fina Elf SA                                       9,603          1,215,373
--------------------------------------------------------------------------------
Insurance--0.86%
AXA                                                    20,204            238,512
--------------------------------------------------------------------------------
Non-Cyclical Goods
   & Services--0.99%
L'Oreal SA                                              4,516            273,459
--------------------------------------------------------------------------------
Retail--1.09%
Carrefour SA                                            7,918            299,857
--------------------------------------------------------------------------------
Utilities--0.56%
Suez SA                                                13,324            154,821
--------------------------------------------------------------------------------
                                                                       2,656,354
--------------------------------------------------------------------------------
Germany--9.06%
Automobiles--1.21%
DaimlerChrysler AG(1)                                  11,428            334,032
--------------------------------------------------------------------------------
Banks--1.27%
Deutsche Bank AG                                        8,364            351,333
--------------------------------------------------------------------------------
Chemicals--1.47%
BASF AG                                                 7,368            274,206
--------------------------------------------------------------------------------
Bayer AG(1)                                             9,576            130,494
--------------------------------------------------------------------------------
                                                                         404,700
--------------------------------------------------------------------------------
Insurance--0.81%
Allianz AG(1)                                           2,720            134,732
--------------------------------------------------------------------------------
Muenchener
   Reuckversicherungs-
   Gesellschaft AG                                      1,571             89,987
--------------------------------------------------------------------------------
                                                                         224,719
--------------------------------------------------------------------------------
Technology--1.72%
Siemens AG(1)                                          11,506            474,527
--------------------------------------------------------------------------------
Telecommunications--1.34%
Deutsche Telekom AG                                    33,488            369,390
--------------------------------------------------------------------------------
Utilities--1.24%
E.ON AG(1)                                              8,274            341,053
--------------------------------------------------------------------------------
                                                                       2,499,754
--------------------------------------------------------------------------------
Italy--3.74%
Energy--1.75%
Eni SpA(1)                                             36,164            482,950
--------------------------------------------------------------------------------
Insurance--1.16%
Assicurazioni Generali SpA                             15,540            320,109
--------------------------------------------------------------------------------
Telecommunications--0.83%
Telecom Italia SpA                                     33,032            227,770
--------------------------------------------------------------------------------
                                                                       1,030,829
--------------------------------------------------------------------------------
Netherlands--9.63%
Banks--1.04%
ABN AMRO Holding NV                                    19,676            287,665
--------------------------------------------------------------------------------
Cyclical Goods
   & Services--1.03%
Philips Electronics NV                                 18,014            282,824
--------------------------------------------------------------------------------
Energy--4.32%
Royal Dutch Petroleum Co.                              29,238          1,190,194
--------------------------------------------------------------------------------
Food & Beverages--1.74%
Unilever NV                                             8,068            480,181
--------------------------------------------------------------------------------
Insurance--1.50%
Aegon NV                                               17,572            131,903
--------------------------------------------------------------------------------
ING Groep NV                                           24,372            281,599
--------------------------------------------------------------------------------
                                                                         413,502
--------------------------------------------------------------------------------
                                                                       2,654,366
--------------------------------------------------------------------------------
Spain--5.18%
Banks--2.89%
Banco Bilbao Vizcaya
   Argentaria SA                                       45,204            376,310
--------------------------------------------------------------------------------
Banco Santander
   Central Hispano SA                                  65,992            421,204
--------------------------------------------------------------------------------
                                                                         797,514
--------------------------------------------------------------------------------
Telecommunications--2.29%
Telefonica SA*                                         67,407            630,273
--------------------------------------------------------------------------------
                                                                       1,427,787
--------------------------------------------------------------------------------
Switzerland--15.21%
Banks--3.61%
Credit Suisse Group                                    16,394            285,018
--------------------------------------------------------------------------------
UBS AG(2)                                              16,726            711,508
--------------------------------------------------------------------------------
                                                                         996,526
--------------------------------------------------------------------------------
Food & Beverages--3.99%
Nestle SA                                               5,557          1,099,724
--------------------------------------------------------------------------------
Healthcare--6.79%
Novartis AG                                            34,518          1,278,113
--------------------------------------------------------------------------------
Roche Holding AG                                        9,912            593,239
--------------------------------------------------------------------------------
                                                                       1,871,352
--------------------------------------------------------------------------------
Insurance--0.82%
Swiss Reinsurance                                       4,638            227,491
--------------------------------------------------------------------------------
                                                                       4,195,093
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Fresco Dow Jones STOXX 50 Fund

Portfolio of Investments -- March 31, 2003 (unaudited)

                                                     Shares            Value
===============================================================================
United Kingdom--43.40%
Banks--14.04%
Barclays PLC                                         92,084        $    531,418
-------------------------------------------------------------------------------
HBOS PLC                                             52,340             537,492
-------------------------------------------------------------------------------
HSBC Holdings PLC                                   149,960           1,538,791
-------------------------------------------------------------------------------
Lloyds TSB Group PLC                                 77,844             396,315
-------------------------------------------------------------------------------
Royal Bank of Scotland
   Group PLC                                         38,514             867,746
-------------------------------------------------------------------------------
                                                                      3,871,762
-------------------------------------------------------------------------------
Energy--10.16%
BP PLC                                              312,856           1,984,810
-------------------------------------------------------------------------------
Shell Transport &
   Trading Co. PLC                                  134,944             816,102
-------------------------------------------------------------------------------
                                                                      2,800,912
-------------------------------------------------------------------------------
Food & Beverages--1.62%
Diageo PLC                                           43,582             447,210
-------------------------------------------------------------------------------
Healthcare--8.20%
AstraZeneca PLC                                      22,878             780,239
-------------------------------------------------------------------------------
GlaxoSmithKline PLC                                  84,148           1,480,806
-------------------------------------------------------------------------------
                                                                      2,261,045
-------------------------------------------------------------------------------
Insurance--1.13%
Aviva PLC                                            31,448             175,023
-------------------------------------------------------------------------------
Prudential PLC                                       27,844             135,815
-------------------------------------------------------------------------------
                                                                        310,838
-------------------------------------------------------------------------------
Non-Cyclical Goods
   & Services--1.00%
Tesco PLC                                            97,652             275,214
-------------------------------------------------------------------------------
Telecommunications--7.25%
BT Group PLC                                        120,908             300,133
-------------------------------------------------------------------------------
Vodafone Group PLC                                  951,688           1,700,327
-------------------------------------------------------------------------------
                                                                      2,000,460
-------------------------------------------------------------------------------
                                                                     11,967,441
-------------------------------------------------------------------------------
Total Common Stocks
   (cost--$30,482,331)                                               27,566,485
-------------------------------------------------------------------------------
Investments of Cash Collateral for Securities
   Loaned--10.42%
UBS Private Money
   Market Fund, LLC(2)
   (cost--$2,872,290)                             2,872,290        $  2,872,290
-------------------------------------------------------------------------------
Total Investments (cost--
   $33,354,621)--110.38%                                             30,438,775
-------------------------------------------------------------------------------
Liabilities in excess of
   other assets--(10.38)%                                            (2,862,361)
-------------------------------------------------------------------------------
Net Assets--100.00%                                                $ 27,576,414
-------------------------------------------------------------------------------

*    Non-income producing security.
(1)  Security, or portion thereof, was on loan at March 31, 2003.
(2) Security is an affiliate of UBS Global Asset Management (US) Inc., the Fund's Advisor.

                     Analysis of Industry Classifications

                                                        % of
Industry                                         Total Investments      Value
================================================================================
Automobiles                                             1.10%        $   334,032
Banks                                                  22.27           6,779,132
Chemicals                                               1.33             404,700
Cyclical Goods &
   Services                                             0.93             282,824
Energy                                                 18.69           5,689,429
Financial Services                                      0.68             206,979
Food & Beverages                                        6.66           2,027,115
Healthcare                                             13.58           4,132,397
Insurance                                               5.70           1,735,171
Non-Cyclical Goods
   & Services                                           1.80             548,673
Retail                                                  0.98             299,857
Technology                                              4.61           1,402,409
Telecommunications                                     10.60           3,227,893
Utilities                                               1.63             495,874
--------------------------------------------------------------------------------
Total                                                  90.56%        $27,566,485
--------------------------------------------------------------------------------


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
12

Fresco Dow Jones EURO STOXX 50 Fund

Portfolio of Investments -- March 31, 2003 (unaudited)

                                                          Shares        Value
================================================================================
Common Stocks--99.15%
Belgium--1.38%
Financial Services--1.38%
Fortis(1)                                                158,129     $ 2,040,991
--------------------------------------------------------------------------------
Finland--6.11%
Technology--6.11%
Nokia Oyj(1)                                             654,503       9,040,452
--------------------------------------------------------------------------------
France--32.45%
Banks--5.14%
BNP Paribas SA                                           114,342       4,578,430
--------------------------------------------------------------------------------
Societe Generale                                          58,754       3,033,381
--------------------------------------------------------------------------------
                                                                       7,611,811
--------------------------------------------------------------------------------
Chemicals--1.22%
L'Air Liquide SA                                          13,632       1,807,093
--------------------------------------------------------------------------------
Construction--1.58%
Compagnie de Saint-
   Gobain                                                 47,441       1,311,094
--------------------------------------------------------------------------------
Lafarge SA                                                18,201       1,018,726
--------------------------------------------------------------------------------
                                                                       2,329,820
--------------------------------------------------------------------------------
Cyclical Goods
   & Services--0.82%
LVMH Moet Hennessy
   Louis Vuitton SA                                       30,836       1,216,554
--------------------------------------------------------------------------------
Energy--8.02%
Total Fina Elf SA                                         93,788      11,869,982
--------------------------------------------------------------------------------
Food & Beverages--1.53%
Groupe Danone                                             17,877       2,256,695
--------------------------------------------------------------------------------
Healthcare--4.71%
Aventis SA                                                94,342       4,140,949
--------------------------------------------------------------------------------
Sanofi-Synthelabo SA                                      56,173       2,825,970
--------------------------------------------------------------------------------
                                                                       6,966,919
--------------------------------------------------------------------------------
Insurance--1.58%
AXA                                                      198,497       2,343,290
--------------------------------------------------------------------------------
Media--1.31%
Vivendi Universal SA                                     146,209       1,942,970
--------------------------------------------------------------------------------
Non-Cyclical Goods
   & Services--1.76%
L'Oreal SA                                                43,084       2,608,878
--------------------------------------------------------------------------------
Retail--2.00%
Carrefour SA                                              78,190       2,961,083
--------------------------------------------------------------------------------
Technology--0.73%
Alcatel SA(1)                                            158,661       1,085,382
--------------------------------------------------------------------------------
Telecommunications--1.06%
France Telecom SA(1)                                      76,662       1,563,271
--------------------------------------------------------------------------------
Utilities--0.99%
Suez SA                                                  126,449       1,469,298
--------------------------------------------------------------------------------
                                                                      48,033,046
--------------------------------------------------------------------------------
Germany--18.17%
Automobiles--2.84%
DaimlerChrysler AG(1)                                    111,176       3,249,590
--------------------------------------------------------------------------------
Volkswagen AG(1)                                          30,150         960,539
--------------------------------------------------------------------------------
                                                                       4,210,129
--------------------------------------------------------------------------------
Banks--2.52%
Bayerische Hypo-und
   Vereinsbank AG                                         46,444         348,629
--------------------------------------------------------------------------------
Deutsche Bank AG(1)                                       80,398       3,377,153
--------------------------------------------------------------------------------
                                                                       3,725,782
--------------------------------------------------------------------------------
Chemicals--2.66%
BASF AG                                                   70,970       2,641,200
--------------------------------------------------------------------------------
Bayer AG(1)                                               94,503       1,287,813
--------------------------------------------------------------------------------
                                                                       3,929,013
--------------------------------------------------------------------------------
Insurance--1.49%
Allianz AG(1)                                             26,748       1,324,927
--------------------------------------------------------------------------------
Muenchener
   Rueckversicherungs-
   Gesellschaft AG                                        15,342         878,792
--------------------------------------------------------------------------------
                                                                       2,203,719
--------------------------------------------------------------------------------
Technology--3.14%
Siemens AG(1)                                            112,812       4,652,559
--------------------------------------------------------------------------------
Telecommunications--2.44%
Deutsche Telekom AG                                      327,376       3,611,127
--------------------------------------------------------------------------------
Utilities--3.08%
E.ON AG(1)                                                81,673       3,366,551
--------------------------------------------------------------------------------
RWE AG(1)                                                 53,332       1,192,852
--------------------------------------------------------------------------------
                                                                       4,559,403
--------------------------------------------------------------------------------
                                                                      26,891,732
--------------------------------------------------------------------------------
Italy--11.50%
Banks--2.29%
Sanpaolo IMI SpA(1)                                      171,541       1,166,006
--------------------------------------------------------------------------------
UniCredito Italiano
   SpA(1)                                                582,845       2,219,337
--------------------------------------------------------------------------------
                                                                       3,385,343
--------------------------------------------------------------------------------
Energy--3.20%
Eni SpA(1)                                               354,382       4,732,579
--------------------------------------------------------------------------------
Insurance--2.08%
Assicurazioni Generali
   SpA(1)                                                149,406       3,077,619
--------------------------------------------------------------------------------
Telecommunications--2.92%
Telecom Italia Mobile
   SpA (TIM)                                             508,434       2,074,679
--------------------------------------------------------------------------------
Telecom Italia SpA(1)                                    325,833       2,246,761
--------------------------------------------------------------------------------
                                                                       4,321,440
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Fresco Dow Jones EURO STOXX 50 Fund

Portfolio of Investments -- March 31, 2003 (unaudited)

                                                        Shares        Value
===============================================================================
Italy--(continued)
Utilities--1.01%
Enel SpA(1)                                            260,701    $   1,487,610
-------------------------------------------------------------------------------
                                                                     17,004,591
-------------------------------------------------------------------------------
Netherlands--17.71%
Banks--1.90%
ABN AMRO Holding NV                                    192,735        2,817,800
-------------------------------------------------------------------------------
Cyclical Goods
   & Services--1.85%
Philips Electronics NV                                 174,386        2,737,898
-------------------------------------------------------------------------------
Energy--7.80%
Royal Dutch Petroleum Co.                              283,816       11,553,323
-------------------------------------------------------------------------------
Food & Beverages--3.12%
Unilever NV                                             77,543        4,615,111
-------------------------------------------------------------------------------
Insurance--2.75%
Aegon NV                                               173,424        1,301,794
-------------------------------------------------------------------------------
ING Groep NV                                           239,717        2,769,744
-------------------------------------------------------------------------------
                                                                      4,071,538
-------------------------------------------------------------------------------
Non-Cyclical Goods
   & Services--0.29%
Koninklijke Ahold NV                                   127,672          424,854
-------------------------------------------------------------------------------
                                                                     26,220,524
-------------------------------------------------------------------------------
Spain--11.83%
Banks--5.25%
Banco Bilbao Vizcaya
   Argentaria SA                                       437,009        3,637,975
-------------------------------------------------------------------------------
Banco Santander
   Central Hispano SA                                  647,678        4,133,898
-------------------------------------------------------------------------------
                                                                      7,771,873
-------------------------------------------------------------------------------
Energy--1.34%
Repsol YPF SA                                          137,667        1,985,665
-------------------------------------------------------------------------------
Telecommunications--4.10%
Telefonica SA*                                         649,535        6,073,348
-------------------------------------------------------------------------------
Utilities--1.14%
Endesa SA                                              138,199        1,681,220
-------------------------------------------------------------------------------
                                                                     17,512,106
-------------------------------------------------------------------------------
Total Common Stocks (cost--
   $162,130,754)                                                    146,743,442
-------------------------------------------------------------------------------

                                                      Warrants         Value
===============================================================================
Warrants--0.15%
France--0.15%
Telecommunications--0.15%
France Telecom, expiring
   04/04/03(1)*
   (cost--$0)                                           57,662    $     226,484
-------------------------------------------------------------------------------

                                                        Shares
===============================================================================
Investments of Cash Collateral for Securities
Loaned--26.47%
UBS Private Money
   Market Fund, LLC(2)
   (cost--$39,182,450)                              39,182,450       39,182,450
-------------------------------------------------------------------------------
Total Investments (cost--
   $201,313,204)--125.77%                                           186,152,376
-------------------------------------------------------------------------------
Liabilities in excess of
   other assets--(25.77)%                                           (38,137,456)
-------------------------------------------------------------------------------
Net Assets--100.00%                                               $ 148,014,920
-------------------------------------------------------------------------------

*    Non-income producing security.
(1)  Security, or a portion thereof, was on loan at March 31, 2003.
(2) Security is an affiliate of UBS Global Asset Management (US) Inc., the Fund's Advisor.

                     Analysis of Industry Classifications

                                                       % of
Industry                                        Total Investments       Value
================================================================================
Automobiles                                            2.26%        $  4,210,129
Banks                                                 13.60           25,312,609
Chemicals                                              3.08            5,736,106
Construction                                           1.25            2,329,820
Cyclical Goods &
   Services                                            2.13            3,954,452
Energy                                                16.19           30,141,549
Financial Services                                     1.10            2,040,991
Food & Beverages                                       3.69            6,871,806
Healthcare                                             3.74            6,966,919
Insurance                                              6.28           11,696,166
Media                                                  1.04            1,942,970
Non-Cyclical Goods
   & Services                                          1.63            3,033,732
Retail                                                 1.59            2,961,083
Technology                                             7.94           14,778,393
Telecommunications                                     8.49           15,795,670
Utilities                                              4.94            9,197,531
--------------------------------------------------------------------------------
Total                                                 78.95%        $146,969,926
--------------------------------------------------------------------------------


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
14

Fresco Index Shares Funds

Statements of Assets and Liabilities -- March 31, 2003 (unaudited)

                                                                Fresco Dow Jones     Fresco Dow Jones
                                                                    STOXX 50          EURO STOXX 50
                                                                      Fund                 Fund
=====================================================================================================
Assets
Investments in securities at value (cost--$29,757,874 and
 $162,130,754, respectively)*                                     $ 26,854,977        $ 146,969,926
-----------------------------------------------------------------------------------------------------
Investments in affiliates at value (cost--$724,457 and $0,
 respectively)                                                         711,508                   --
-----------------------------------------------------------------------------------------------------
Investments of cash collateral received for securities
 loaned, at value (cost--$2,872,290 and $39,182,450,
 respectively)                                                       2,872,290           39,182,450
-----------------------------------------------------------------------------------------------------
Cash                                                                       226                4,107
-----------------------------------------------------------------------------------------------------
Foreign currency, at value (cost--$98,306 and $1,473,384,
 respectively)                                                         100,372            1,487,984
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                        152,479                   --
-----------------------------------------------------------------------------------------------------
Dividends receivable                                                   203,550              229,428
-----------------------------------------------------------------------------------------------------
Total assets                                                        30,895,402          187,873,895
-----------------------------------------------------------------------------------------------------
Liabilities
Payable for cash collateral for securities loaned                    2,872,290           39,182,450
-----------------------------------------------------------------------------------------------------
Distributions payable                                                  244,289              212,400
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                      195,564              431,541
-----------------------------------------------------------------------------------------------------
Accrued advisory fee                                                     6,845               32,584
-----------------------------------------------------------------------------------------------------
Total liabilities                                                    3,318,988           39,858,975
-----------------------------------------------------------------------------------------------------
Net assets                                                        $ 27,576,414        $ 148,014,920
-----------------------------------------------------------------------------------------------------
Net Assets Represented By:
Paid in capital                                                   $ 30,500,000        $ 163,140,757
-----------------------------------------------------------------------------------------------------
Undistributed net investment income                                     21,709              258,527
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
 currency transactions                                                 (30,784)            (231,681)
-----------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and foreign
 currency                                                           (2,914,511)         (15,152,683)
-----------------------------------------------------------------------------------------------------
Net assets                                                        $ 27,576,414        $ 148,014,920
-----------------------------------------------------------------------------------------------------
Net Asset Value Per Share
Net asset value per share                                         $      22.94        $       22.25
-----------------------------------------------------------------------------------------------------
Shares outstanding (unlimited amount authorized, $0.01
 par value)                                                          1,201,971            6,652,046
-----------------------------------------------------------------------------------------------------

* Includes $2,732,420 and $37,267,388, respectively, of investments in securities on loan, at value.


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

Fresco Index Shares Funds

Statements of Operations

                                                                      For the Period Ended
                                                                         March 31, 2003
                                                                          (unaudited)*
                                                             ======================================
                                                              Fresco Dow Jones     Fresco Dow Jones
                                                                  STOXX 50          EURO STOXX 50
                                                                    Fund                 Fund
===================================================================================================
Investment Income:
Dividends (net of foreign withholding taxes, $39,392 and
 $125,244, respectively)                                        $    310,229        $     734,742
---------------------------------------------------------------------------------------------------
Securities lending--Net                                                  274                5,496
---------------------------------------------------------------------------------------------------
Total investment income                                              310,503              740,238
---------------------------------------------------------------------------------------------------
Expenses:
Advisory fee                                                          37,238              230,678
---------------------------------------------------------------------------------------------------
Trustees fees and expenses                                             6,055               34,230
---------------------------------------------------------------------------------------------------
Other expenses                                                         1,212                4,403
---------------------------------------------------------------------------------------------------
Total expenses                                                        44,505              269,311
---------------------------------------------------------------------------------------------------
Net investment income                                                265,998              470,927
---------------------------------------------------------------------------------------------------
Realized and Unrealized Loss on Investments:
Net realized loss on investments and foreign currency
 transactions                                                        (30,784)            (258,423)
---------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on investments and
 foreign currency                                                 (2,914,511)         (15,152,683)
---------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments and
 foreign currency                                                 (2,945,295)         (15,411,106)
---------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations            $ (2,679,297)       $ (14,940,179)
---------------------------------------------------------------------------------------------------

* For the period October 15, 2002 (commencement of operations) through March 31, 2003.


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
16

Fresco Index Shares Funds

Statements of Changes in Net Assets

                                                                     For the Period Ended
                                                                        March 31, 2003
                                                                         (unaudited)*
                                                            ======================================
                                                             Fresco Dow Jones     Fresco Dow Jones
                                                                 STOXX 50          EURO STOXX 50
                                                                   Fund                 Fund
==================================================================================================
From Operations:
Net investment income                                          $    265,998        $     470,927
--------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
 transactions                                                       (30,784)            (258,423)
--------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on investments and
 foreign currency                                                (2,914,511)         (15,152,683)
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations             (2,679,297)         (14,940,179)
--------------------------------------------------------------------------------------------------
Undistributed net investment income included in price of
 units issued and redeemed, net                                       5,945              (45,000)
--------------------------------------------------------------------------------------------------
Distributions to Shareholders From:
Net investment income                                              (244,289)            (212,400)
--------------------------------------------------------------------------------------------------
From Beneficial Interest Transactions:
Net proceeds from the sale of shares                             30,444,055          187,867,470
--------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                  --          (24,704,971)
--------------------------------------------------------------------------------------------------
Net increase in net assets from beneficial interest
 transactions                                                    30,444,055          163,162,499
--------------------------------------------------------------------------------------------------
Net increase in net assets during period                         27,526,414          147,964,920
--------------------------------------------------------------------------------------------------
Net assets at beginning of period                                    50,000               50,000
--------------------------------------------------------------------------------------------------
Net assets end of period (1)                                   $ 27,576,414        $ 148,014,920
--------------------------------------------------------------------------------------------------
Shares of Beneficial Interest:
Shares sold                                                       1,200,000            7,700,000
--------------------------------------------------------------------------------------------------
Shares redeemed                                                          --           (1,050,000)
--------------------------------------------------------------------------------------------------
Net increase                                                      1,200,000            6,650,000
--------------------------------------------------------------------------------------------------
(1) Including undistributed net investment income of:          $     21,709        $     258,527
--------------------------------------------------------------------------------------------------

* For the period October 15, 2002 (commencement of operations) through March 31, 2003.


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

Fresco Index Shares Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

                                                                            For the Period
                                                                         Ended March 31, 2003
                                                                             (unaudited)*
                                                                ======================================
                                                                 Fresco Dow Jones     Fresco Dow Jones
                                                                     STOXX 50          EURO STOXX 50
                                                                       Fund                 Fund
======================================================================================================
Net Asset Value, Beginning of Period                                $  25.34             $  24.35
------------------------------------------------------------------------------------------------------
Income (loss) from Investment Operations:
Net investment income                                                   0.22                 0.07
------------------------------------------------------------------------------------------------------
Net realized and unrealized loss                                       (2.42)               (2.13)
------------------------------------------------------------------------------------------------------
Total from investment operations                                       (2.20)               (2.06)
------------------------------------------------------------------------------------------------------
Undistributed net investment income included in price of
 units issued and redeemed, net                                         0.00**              (0.01)
------------------------------------------------------------------------------------------------------
Distributions to Shareholders From:
Net investment income                                                  (0.20)               (0.03)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                      $  22.94             $  22.25
------------------------------------------------------------------------------------------------------
Total Return(1)                                                        (8.72)%              (8.52)%
------------------------------------------------------------------------------------------------------
Net assets, end of period (in 000's)                                $ 27,576             $148,015
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                 0.35%(2)             0.34%(2)
------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets             2.07%(2)             0.59%(2)
------------------------------------------------------------------------------------------------------
Portfolio turnover rate(3)                                                 2%                   2%
------------------------------------------------------------------------------------------------------

* For the period October 15, 2002 (commencement of operations) through March 31, 2003.
**   Amount shown represents less than $0.01
(1) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(2)  Annualized
(3) Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions.


--------------------------------------------------------------------------------
18

Fresco Index Shares Funds

Notes to Financial Statements (unaudited)

1. Organization

The Fresco Index Shares Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, is an open-end investment management company that was organized as a Massachusetts business trust on February 14, 2002. The Trust currently consists of two separate exchange-traded "index funds", (each referred to as a "Fund", collectively as the "Funds") Fresco Dow Jones STOXX 50 Fund and Fresco Dow Jones EURO STOXX 50 Fund, each of which represents a separate series of beneficial interest in the Trust. Each Fund operates as a non-diversified investment company.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a) Security Valuation--Portfolio securities are valued based on the last sale price on the exchange which is deemed to be the principal market for the security. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees.

b) Investment Income--Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

c) Investment Transactions--Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings.

d) Foreign Currency Translation and Foreign Investments--The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments


--------------------------------------------------------------------------------

Fresco Index Shares Funds

Notes to Financial Statements (unaudited)

are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. Government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. Government.

e) Expenses--Advisory fees, which are directly identifiable to a specific Fund, are applied to that Fund. Certain fees are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

f) Federal Income Tax--The Funds intend to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes it's taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales.

For the period ended March 31, 2003, the Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

                                                                     Net Loss
                                                                  Reclass Amount
================================================================================
Fresco Dow Jones STOXX 50 Fund                                      $     N/A
--------------------------------------------------------------------------------
Fresco Dow Jones EURO STOXX 50 Fund                                   (26,742)
--------------------------------------------------------------------------------

The Funds use the accounting practice of equalization. This accounting method was used to keep the continuing shareholders' per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital stock. Equalization is calculated on a per share basis whereby a


--------------------------------------------------------------------------------
20

Fresco Index Shares Funds

Notes to Financial Statements (unaudited)

portion of the proceeds from sales and costs of repurchases of capital stock is applied to undistributed net investment income. The amounts of equalization are disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed.

g) Distributions--The Trust declares and distributes dividends from net investment income, if any, to its shareholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

3. Fees, Compensation and Transactions with Affiliates and Other Parties

a) Advisory Fee

Each Fund has entered into an Investment Advisory Agreement with UBS Global Asset Management (US) Inc. ("UBS Global AM"). As compensation for the services rendered, facilities furnished, and expenses borne by UBS Global AM, each Fund pays the Advisor a fee accrued daily and paid monthly, based on a percentage of each Funds' average daily net assets as shown in the following table:

                                                                     Annual Rate
================================================================================
Fresco Dow Jones STOXX 50 Index Fund                                     0.29%
--------------------------------------------------------------------------------
Fresco Dow Jones EURO STOXX 50 Fund                                      0.29%
--------------------------------------------------------------------------------

The Advisor pays the operating expenses of each Fund other than the advisory fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

b) Principal Underwriter

UBS Global AM acts as the principal underwriter of each Fund pursuant to a principal underwriting contract with the Trust (the "Principal Underwriting Agreement") which requires UBS Global AM to use its best efforts, consistent with its other businesses, to sell shares of the Fund. Shares of the Fund are offered continuously. UBS Global AM may enter into dealer agreements with other broker-dealers (affiliated and non-affiliated) and with other financial institutions to authorize them to sell Fresco Index Shares. Management has not implemented a 12b-1 Fee on either of the Funds.


--------------------------------------------------------------------------------

Fresco Index Shares Funds

Notes to Financial Statements (unaudited)

c) Transactions with Affiliates

The Fresco Dow Jones STOXX 50 Index Fund and the Fresco Dow Jones EURO STOXX 50 Index Fund have invested in affiliated companies. These investments represent 13% and 26.47%, respectively, of net assets at March 31, 2003. Amounts relating to these investments at March 31, 2003 and for the period then ended are:

Fresco Dow Jones STOXX 50 Index Fund:

                          Purchases                   Sales             Realized   Dividend  Market Value
                     Shares        Cost        Shares        Cost         Gain      Income    at 3/31/03
=========================================================================================================
UBS AG                17,476    $ 760,655          750    $  37,069       $870      $    0    $ 711,508
---------------------------------------------------------------------------------------------------------
UBS Private Money
Market Fund        4,143,205    4,143,205    1,270,915    1,270,915          0       3,966    2,872,290
---------------------------------------------------------------------------------------------------------

Fresco Dow Jones EURO STOXX 50 Index Fund:

                            Purchases                     Sales             Realized   Dividend   Market Value
                      Shares         Cost         Shares         Cost         Gain      Income     at 3/31/03
==============================================================================================================
UBS Private Money
Market Fund         56,092,319   $56,092,319    16,909,869   $16,909,869       $0      $54,176    $39,182,450
--------------------------------------------------------------------------------------------------------------

4. Shareholder Transactions

Fresco Index Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 Fresco Index shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $3,000 to $12,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Custodian and used to offset the expense of processing orders.

5. Aggregate Unrealized Appreciation and Depreciation

At March 31, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

                                              Gross            Gross        Net Unrealized
                          Identified       Unrealized       Unrealized       Appreciation
                             Cost         Appreciation     Depreciation     (Depreciation)
==========================================================================================
Fresco Dow Jones
STOXX 50 Index Fund      $ 30,482,331      $  372,266       $ 3,288,112      $ (2,915,846)
------------------------------------------------------------------------------------------
Fresco Dow Jones
EURO STOXX 50 Fund        162,130,754       4,631,358        19,792,186       (15,160,828)
------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
22

Fresco Index Shares Funds

Notes to Financial Statements (unaudited)

6. Investment Transactions

For the period ended March 31, 2003, the Trust had in-kind contributions and in-kind redemptions as follows:

                                                   Subscriptions     Redemptions
================================================================================
Fresco Dow Jones STOXX 50 Index Fund               $ 30,450,000     $          0
--------------------------------------------------------------------------------
Fresco Dow Jones EURO STOXX 50 Fund                 187,865,999       24,748,500
--------------------------------------------------------------------------------

For the period ended March 31, 2003, the Trust had purchases and sales of investment securities as follows:

                                                          Purchases      Sales
================================================================================
Fresco Dow Jones STOXX 50 Index Fund                     $  610,069   $  525,995
--------------------------------------------------------------------------------
Fresco Dow Jones EURO STOXX 50 Fund                       2,594,565    3,021,535
--------------------------------------------------------------------------------

7. Initial Capitalization and Offering of Shares

On the commencement of operations for each Fund, October 15, 2002, the Board of Trustees declared reverse stock splits, which were effective on the date of commencement of operations for each Fund. The reverse stock splits were executed in order to align the net asset value per share of each Fund to an established proportion of its benchmark index.

The ratio of the reverse stock splits were as follows:

                                                                         Ratio
================================================================================
Fresco Dow Jones STOXX 50 Index Fund                                   1:2.53616
--------------------------------------------------------------------------------
Fresco Dow Jones EURO STOXX 50 Index Fund                              1:2.44362
--------------------------------------------------------------------------------

8. Securities Lending

Each Portfolio may lend securities up to 331/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Portfolios will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolios may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Portfolios receive compensation, which is included in interest income, for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and transaction fees.


--------------------------------------------------------------------------------

Fresco Index Shares Funds

Notes to Financial Statements (unaudited)

UBS PaineWebber Inc. ("UBS PaineWebber"), which is the Trusts' lending agent, received compensation from the Funds for the period ended March 31, 2003 as follows:

                                                                    Compensation
================================================================================
Fresco Dow Jones STOXX 50 Fund                                         $  478
--------------------------------------------------------------------------------
Fresco Dow Jones EURO STOXX 50 Fund                                     8,647
--------------------------------------------------------------------------------

For the period ended March 31, 2003, the Funds earned compensation from securities lending transactions net of fees, rebates and expenses as follows:

                                                                    Compensation
================================================================================
Fresco Dow Jones STOXX 50 Fund                                         $ 1,398
--------------------------------------------------------------------------------
Fresco Dow Jones EURO STOXX 50 Fund                                     25,226
--------------------------------------------------------------------------------

At March 31, 2003, the Funds owed UBS PaineWebber for security lending fees as follows:

                                                                    Amounts Owed
================================================================================
Fresco Dow Jones STOXX 50 Fund                                         $  386
--------------------------------------------------------------------------------
Fresco Dow Jones EURO STOXX 50 Fund                                     6,790
--------------------------------------------------------------------------------

At March 31, 2003, the Funds held cash as collateral for market values of securities loaned as follows:

                                                                   Market Value
                                                                  of Investments
                                 Cash Received   Market Value        on Cash
                                for Securities  of Securities       Collateral
                                    Loaned          Loaned           Received
================================================================================
Fresco Dow Jones STOXX 50
Fund                              $ 2,872,290    $ 2,732,420       $ 2,872,290
--------------------------------------------------------------------------------
Fresco Dow Jones EURO STOXX
50 Fund                            39,182,450     37,267,388        39,182,450
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
24

Fresco Index Shares Funds

Other Information

Frequency Distribution of Discounts and Premiums Closing Price vs. NAV as of March 31, 2002

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the closing bid/ask midpoint price for each of the Funds was at a discount or premium to the daily net asset value
(NAV). The following charts are for comparative purposes only and represent the periods noted.

Fresco Dow Jones STOXX 50 Fund

                                  Bid/Offer Midpoint Price            Bid/Offer Midpoint Price
                                         Above NAV                            Below NAV
                             ==================================   =================================
                              50 - 99     100 - 199      >200      50 - 99     100 - 199      >200
                               Basis        Basis        Basis      Basis        Basis       Basis
                               Points       Points      Points      Points       Points      Points
===================================================================================================
2003
Quarter Ending: 3/31/03         10            10           1           6            2           0
---------------------------------------------------------------------------------------------------
2002
Period Ending: 12/31/02*         9             7           0           7            3           0
---------------------------------------------------------------------------------------------------

* Commencement of trading October 21, 2002

Fresco Dow Jones EURO STOXX 50 Fund

                                  Bid/Offer Midpoint Price            Bid/Offer Midpoint Price
                                         Above NAV                            Below NAV
                             ==================================   =================================
                              50 - 99     100 - 199      >200      50 - 99     100 - 199      >200
                               Basis        Basis        Basis      Basis        Basis       Basis
                               Points       Points      Points      Points       Points      Points
===================================================================================================
2003
Quarter Ending: 3/31/03         12             6           1          11            4           0
---------------------------------------------------------------------------------------------------
2002
Period Ending: 12/31/02*         5             7           1           9            5           0
---------------------------------------------------------------------------------------------------

* Commencement of trading October 21, 2002


--------------------------------------------------------------------------------
                                                                              25
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

Trustees

Walter E. Auch                         Joseph A. LaCorte

Frank K. Reilly                        Brian M. Storms

Edward M. Roob

Principal Officers

Joseph A. LaCorte                      David Goldenberg
Trustee and President                  Vice President and Secretary

Paul Schubert
Treasurer and Chief Financial Officer

Investment Advisor

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

Sub-Advisor

UBS Global Asset Management International Ltd.
21 Lombard Street
London, England EC3V 9AH

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

The financial information included herein is taken from the records of the Fund without examination by independent auditors who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of a Fund unless accompanied or preceded by an effective prospectus.

(C) 2003 UBS Global Asset Management (US) Inc. All rights reserved.

[LOGO] UBS                                                         -------------
       UBS Global Asset Management (US) Inc.                         Presorted
       51 West 52nd Street                                           Standard
       New York, NY 10019-6114                                     U.S. Postage
                                                                       PAID
                                                                   Smithtown, NY
                                                                    Permit 700
                                                                   -------------

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Items 5 and 6 [Reserved by SEC for future use.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8 [Reserved by SEC for future use.]

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

(a) Form N-CSR disclosure requirement not yet effective with respect to the registrant.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRESCO INDEX SHARES FUNDS

By:   /s/ Joseph La Corte
      --------------------------------
      Joseph La Corte
      President

Date: June 4, 2003
      --------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Joseph La Corte
      --------------------------------
      Joseph La Corte
      President

Date: June 4, 2003
      --------------------------------

By:   /s/ Paul H. Schubert
      --------------------------------
      Paul H. Schubert
      Chief Financial Officer

Date: June 4, 2003
      --------------------------------